SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                           OF EACH OF THE LISTED FUNDS:

                                 -----------------


                            DWS Cash Investment Trust
                          DWS U.S. Treasury Money Fund
                             DWS Tax Free Money Fund

DWS Cash Investment Trust and DWS Tax Free Money Fund are no longer offered through this prospectus.



















               Please retain this supplement for future reference.



                                                                     [Logo]DWS
                                                                       SCUDDER
March 19, 2007                                             Deutsche Bank Group

Supplement to the currently effective Statement of Additional Information of each of the listed Funds

DWS Cash Investment Trust
DWS Tax Free Money Fund

--------------------------------------------------------------------------------
The above mentioned Funds are no longer available in this Statement of Additional Information.




















               Please Retain This Supplement for Future Reference







                                                                     [Logo]DWS
                                                                       SCUDDER
March 19, 2007                                             Deutsche Bank Group